Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000248117 | Commodities
Holdings [Line Items]
Percent of Total Investments	1800.00%
C000248117 | Currencies
Holdings [Line Items]
Percent of Total Investments	3300.00%
C000248117 | Equities
Holdings [Line Items]
Percent of Total Investments	2100.00%
C000248117 | Fixed Income
Holdings [Line Items]
Percent of Total Investments	2800.00%
C000228821 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000228821 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000228821 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000228821 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000228821 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000254229 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000254229 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000254229 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000254229 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000254229 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000224134 | Asset Backed Security
Holdings [Line Items]
Percent of Net Asset Value	58.54%
C000224134 | Residential Mortgage Backed Security
Holdings [Line Items]
Percent of Net Asset Value	33.33%
C000224134 | Commercial Mortgage Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.69%
C000224134 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000246126 | Asset Backed Security
Holdings [Line Items]
Percent of Net Asset Value	35.34%
C000246126 | Residential Mortgage Backed Security
Holdings [Line Items]
Percent of Net Asset Value	18.51%
C000246126 | Commercial Mortgage Backed Security
Holdings [Line Items]
Percent of Net Asset Value	5.89%
C000246126 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	24.75%
C000246126 | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000246126 | Mortgage Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000246126 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000162265 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000162265 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	77.20%
C000162265 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000162265 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	10.39%
C000162265 | Term Loan
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000255321 | Term Loan
Holdings [Line Items]
Percent of Net Asset Value	11.82%
C000255321 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	88.18%
C000209678 | Asset Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000209678 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000209678 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000209678 | Term Loan
Holdings [Line Items]
Percent of Net Asset Value	95.06%
C000209678 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000239036 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000222917 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000222917 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000222917 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000222917 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222917 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222917 | Financials
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000222917 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000222917 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000222917 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000222917 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222917 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%